Touchstone Flexible Income Fund Expense Example, No Redemption - Touchstone Flexible Income Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	587
Expense Example, No Redemption, 5 Years	1,012
Expense Example, No Redemption, 10 Years	$ 2,198